Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Segmented Information
Schedule of non-current Assets

	December 31, 2023	December 31, 2022
Canada	$361,967	$472,435
United States	6,568,840	6,568,840
Mexico	1,533	63,116,991
	$6,932,340	$70,158,266